SHARE CAPITAL (Details 6) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL
Risk-free interest rate	0.86%	1.72%
Share price at grant date	$ 0.44	$ 0.25
Exercise price	$ 0.41	$ 0.27
Expected life	5.00 years	4.96 years
Expected volatility	67.89%	69.10%
Forfeiture rate	7.50%	5.26%
Expected dividend yield	$ 0	$ 0